INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
2015	$ 1,200
2016	866
2017	501
2018	409
2019	20
Finite-Lived Intangible Assets, Net	$ 2,996	$ 4,252